Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest income
Loans and advances, central banks	€ 431	€ 1,314	€ 1,320
Loans and advances, credit institutions	894	1,785	1,555
Debt instruments	5,022	6,378	6,429
Loans and advances, customers	38,788	46,180	43,489
Other interest	606	1,128	1,532
Total interest income	€ 45,741	€ 56,785	€ 54,325